Expense Example - Hartford Capital Appreciation HLS Fund	IA Year 1	IA Year 3	IA Year 5	IA Year 10	IB Year 1	IB Year 3	IB Year 5	IB Year 10	IC Year 1	IC Year 3	IC Year 5	IC Year 10
USD ($)	68	214	373	835	94	293	509	1,131	119	372	644	1,420